Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 341,273	$ 1,850,622	$ 915,715
Digital currencies (note 3)	822,884	2,800,657	33,491,986
Amounts receivable and other assets (note 5)	867,257	1,234,175	1,808,304
Income tax receivable	168,337	244,399
Total current assets	2,199,751	6,129,853	36,216,005
Property, plant and equipment (note 6)	33,386,684	41,811,233	38,142,107
Right-of-use assets (note 7)	2,366,115	2,538,447	2,078,599
Intangible asset (note 8)	1,184,798	1,314,028	1,443,260
Amounts receivable and other assets (note 5)	2,159,314
Promissory note receivable (note 10)	850,685	806,000	800,000
Total assets	42,147,347	52,599,561	80,026,875
Current liabilities
Accounts payable and accrued liabilities	4,510,757	2,345,175	2,272,850
Amount owing to Northern Data NY, LLC (note 3 and 6)		322,099	2,940,412
Lease liabilities (note 11)	110,651	99,957
Loans payable (note 12)	253,630
Mortgage payable (note 13)	389,064	488,062
Total current liabilities	5,264,102	3,255,293	5,518,863
Deposits payable	1,486,184	511,000	1,788,500
Lease liabilities (note 11)	336,863	447,514
Mortgage payable (note 13)		389,065
Loans payable (note 12)	356,710
Deferred tax liability			2,514,743
Warrant liabilities (note 14)	5,456,749	821,697	31,943,365
Total liabilities	12,900,608	5,424,569	41,765,471
Shareholders’ equity
Share capital (note 15)	42,503,660	39,602,634	31,423,095
Contributed surplus	15,468,823	15,675,828	11,844,581
Cumulative translation adjustment	(2,228,447)	(3,491,583)	167,068
Deficit	(26,497,297)	(4,611,887)	(8,879,964)
Total shareholders’ equity	29,246,739	47,174,992	38,261,404
Total liabilities and shareholders’ equity	$ 42,147,347	$ 52,599,561	$ 80,026,875